Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line
Net revenues by reportable segment:

	December 31, 2023	December 31, 2022	December 31, 2021
ADG	7,848	5,969	4,350
AMS	3,991	4,911	4,587
MDG	5,431	5,228	3,802
Total net revenues of product segments	17,270	16,108	12,739
Others	16	20	22
Total consolidated net revenues	17,286	16,128	12,761

Operating Income by Reportable Segment
Operating income by reportable segment:

	December 31, 2023	December 31, 2022	December 31, 2021
ADG	2,497	1,469	512
AMS	690	1,237	1,022
MDG	1,838	1,830	908
Total operating income of product segments	5,025	4,536	2,442
Others(1)	(414)	(97)	(23)
Total consolidated operating income	4,611	4,439	2,419

(1)Operating income (loss) of “Others” includes items such as unused capacity charges, including unloading charges due to COVID-19 and incidents leading to power outage, impairment, restructuring charges and other related closure costs, management reorganization costs, start-up and phase-out costs, and other unallocated expenses such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income
The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2023	December 31, 2022	December 31, 2021
Total operating income of reportable segments	5,025	4,536	2,442
Impairment, restructuring charges and other related closure costs	—	—	(2)
Impairment loss on intangible assets acquired through recent business combinations	(36)	—	—
Start-up and phase-out costs	(134)	(13)	—
Unused capacity charges	(120)	(22)	(16)
Other unallocated manufacturing results	(94)	(57)	1
Gain on sale of non-current assets	4	2	3
Strategic and other research and development programs and other non-allocated provisions(1)	(34)	(7)	(9)
Total operating loss Others	(414)	(97)	(23)
Total consolidated operating income	4,611	4,439	2,419

(1)Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

Net Revenues
Net revenues

	December 31, 2023	December 31, 2022	December 31, 2021
Switzerland	5,755	4,569	3,282
France	158	153	126
Italy	54	47	56
USA	2,279	1,981	1,253
Singapore	8,138	8,604	7,442
Japan	890	758	586
Other countries	12	16	16
Total net revenues	17,286	16,128	12,761

Property, Plant & Equipment
Property, plant and equipment, net

	December 31, 2023	December 31, 2022
Netherlands	3,996	2,753
France	1,837	1,774
Italy	2,108	1,683
Other European countries	170	161
USA	59	52
Singapore	1,347	880
Malaysia	478	365
Other countries	559	533
Total property, plant and equipment, net	10,554	8,201